Loans and Allowance for Loan and Lease Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	$ 1,240,000
Loans held for sale	419	$ 1,541
Unearned income, net deferred loan fees, and unamortized discounts and premiums	105	300
Portfolio of loans outstanding [Abstract]
Loans Amount	1,241,157	1,011,717
Loans pledged	$ 425,200	345,500
Loan Origination/Risk Management [Abstract]
Maximum concentration of loan to single industry	10.00%
Commercial
Portfolio of loans outstanding [Abstract]
Loans Amount	$ 34,640	38,972
Real Estate | Real Estate Construction
Portfolio of loans outstanding [Abstract]
Loans Amount	139,877	95,625
Real Estate | Real Estate Construction | Construction
Portfolio of loans outstanding [Abstract]
Loans Amount	139,877	95,625
Real Estate | Real Estate Mortgage | Commercial – Owner Occupied
Portfolio of loans outstanding [Abstract]
Loans Amount	135,617	126,250
Real Estate | Real Estate Mortgage | Commercial – Non-owner Occupied
Portfolio of loans outstanding [Abstract]
Loans Amount	321,580	270,472
Real Estate | Real Estate Mortgage | Residential – 1 to 4 Family
Portfolio of loans outstanding [Abstract]
Loans Amount	545,391	416,317
Real Estate | Real Estate Mortgage | Residential – Multifamily
Portfolio of loans outstanding [Abstract]
Loans Amount	49,628	47,832
Consumer
Portfolio of loans outstanding [Abstract]
Loans Amount	14,424	$ 16,249
Federal Home Loan Bank advances
Portfolio of loans outstanding [Abstract]
Line of credit facility, maximum borrowing capacity	305,700
Line of credit facility amount outstanding	$ 104,700